Equity	12 Months Ended
Dec. 31, 2022
Shareholders' equity, net
Equity

17.   Equity

(a)	Capital stock -

The Group’s share capital is stated in soles and consisted of authorized, fully paid and voting common shares with a nominal amount of S/ 10.00 per share. The table below presents the composition of the capital stock as of December 31, 2022 and 2021:

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

The market value of the common shares amounted to S/27.9 per share as of December 31, 2022 (S/28.05 per share as of December 31, 2021). These shares present trading frequencies of 25% and 15% in the years 2022 and 2021, respectively.

(b)	Investment shares -

Investment shares have a nominal value of S/10.00 per share. Holders of investment shares are neither entitled to exercise voting rights nor to participate in shareholders’ meetings; however, they confer upon the holders thereof the right to participate in the dividend’s distribution. The table below presents the composition of the investment shares as of December 31, 2022 and 2021:

	Number of	Investment	Investment
	shares	shares	shares
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)

	271,677	2,717	791

The market value of the investment shares amounted to S/16.00 per share as of December 31, 2022 and 2021. These shares did not have a trading frequency in 2022 and 2021.

(c)	Legal reserve -

The Peruvian Corporations Law requires that a minimum of 10% of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until the latter is equal to 20% of the capital stock. This legal reserve can be used to offset losses or may be capitalized, with the obligation, in both cases, to replenish it.

Although, the balance of the legal reserve exceeded the limit mentioned above, the Group increased its legal reserve by US$76,000 and US$26,000 in the years 2021 and 2020 respectively as a result of the expired dividends. During 2022, there were no increases in the legal reserve as a result of the expired dividends. According to the General Corporate Law, dividends expire ten years after the payment due.

(d)	Dividends declared and paid -

During years 2021 and 2020 no distribution of dividends was made. The table below presents the dividends declared and paid in 2022:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2022 Dividends
Mandatory Annual Shareholders’ Meeting	March 31	20,067	0.073
Less - Dividends of treasury shares		(1,525)
		18,542

According to the current Law, there are no restrictions for the remittance of dividends or repatriation of capital by foreign investors.

Dividends declared by S.M.R.L. Chaupiloma Dos de Cajamarca corresponding to non-controlling interest were US$2,647,000, US$6,160,000 and US$5,140,000 for the years 2022, 2021 and 2020, respectively.

By means of Mandatory Annual Shareholders’ Meeting held on March 31, 2023, a distribution of dividends was approved for US$0.073 per share, equivalent to US$20,121,323 (US$18,542,000 net of treasury shares).

(e)	Basic and diluted profit (loss) per share -

Profit (loss) per share is calculated by dividing net profit (loss) for the period by the weighted average number of shares outstanding during the year. The calculation of profit (loss) per share attributable to the equity holders of the parent is presented below:

	2022	2021	2020

Profit (loss) for the year (numerator) - US$	602,550,000	(264,075,000)	(135,718,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	2.37	(1.04)	(0.53)

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the parent is presented below:

	2022	2021	2020

Profit (loss) for the year (numerator) - US$	124,003,000	123,529,000	(68,916,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	0.49	0.49	(0.27)

The calculation of profit (loss) per share from discontinuing operations attributable to the equity holders of the parent is presented below:

	2022	2021	2020

Profit (loss) for the year (numerator) - US$	478,547,000	(387,604,000)	(66,802,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	1.88	(1.53)	(0.26)

Common and investment shares outstanding at the close of the years 2022, 2021 and 2020 was 253,986,867.

In accordance with the Income Tax Law, the Company is subject to a tax of 5% of the income tax is established on dividends or any other form of distribution of profits.

Sociedad Minera Cerro Verde S.A.A.
Shareholders' equity, net
Equity

12.   Shareholders’ equity

(a)    Capital stock -

As of December 31, 2022 and 2021, the authorized, subscribed and paid-up capital in accordance with the Company’s by-laws and its related modifications was 350,056,012 common shares.

The nominal value of the shares is US$2.83 per share.

The quoted price of these shares was US$29.80 per share as of December 31, 2022 (US$37.23 per share as of December 31, 2021).

As of December 31, 2022, the Company’s capital stock structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage interest

Up to 1.00	2,220	5.86
From 1.01 to 20.00	1	19.58
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,223	100.00

(b)  Other capital reserves -

Other capital reserves include the Company’s legal reserve, which is in accordance with the Peruvian Companies Act, and is created through the transfer of 10% of the earnings for the year up to a maximum of 20% of the paid-in capital (US$198.1 million as of December 31, 2022 and 2021). The legal reserve must be used to compensate for losses in the absence of non-distributed earnings or non-restricted reserves, and transfers made to compensate for losses must be replaced with future earnings. This legal reserve may also be used to increase capital stock, but the balance must be restored from future earnings.

(c)  Dividend distribution -

Beginning January 1, 2017, dividends paid to shareholders, other than domiciled legal entities, are subject to withholding of income tax at a rate of 5.0%.

At the annual mandatory shareholders meeting held on March 24, 2022, shareholders approved a US$150 million dividend payment (US$0.428503 per common share). The total amount of this dividend was applied against retained earnings. This dividend was paid on April 29, 2022, and complied with the withholding tax rules (4.1)%.

At a Board Meeting held on November 16, 2022, the distribution of a dividend of US$250 million (US$0.714171 per common share) was approved. The total amount of this dividend was applied against retained earnings. This dividend was paid on December 20, 2022, and complied with the withholding tax rules (4.1)%.

At the annual mandatory shareholders meeting held on March 23, 2021, shareholders approved a US$200 million dividend payment (US$0.571337 per common share). The total amount of this dividend was applied against retained earnings. This dividend was paid on April 29, 2021, and complied with the withholding tax rules (4.1%).

At a Board Meeting held on December 2, 2021, the distribution of a dividend of US $500 million (US$1.428343 per common share) was approved. The total amount of this dividend was applied against retained earnings. This dividend was paid on December 29, 2021, and complied with the withholding tax rules (4.1)% (see Note 9(c)).

(d)  Stock-based compensation -

In accordance with the Senior Executive Plan (SEP), stock-based compensation in the ultimate parent (Freeport) is granted to the Company’s senior executives. Amounts presented in “Other capital reserves” in the statement of change in equity totaled US$10.8 million as of December 31, 2022, and US$11.7 million as of December 31, 2021. The fair value of stock options is determined using the Black-Scholes-Merton option pricing model. The fair value of restricted share units (RSUs) is based on Freeport’s share price on the grant date. Shares of Freeport’s common stock are issued at the vesting date of RSUs settled in shares. The fair value of performance share units (PSUs) is determined using Freeport’s stock price and a Monte-Carlo simulation model.

Stock options granted under such plans generally expire 10 years after the grant date. Stock options granted prior to 2018 generally vest in 25% annual increments; beginning in 2018, awards granted vest in 33% annual increments beginning one year from the date of grant. Stock option agreements provide that participants will receive the following year’s vesting upon retirement. Therefore, on the grant date, the Company accelerates one year of amortization for retirement-eligible employees.

Stock options provide for accelerated vesting only upon certain qualifying terminations of employment within one year following a change of control.

The Company recognizes the compensation cost in the statement of comprehensive income during the award period according to the fair value of the instruments granted. The cost is recognized as an equity contribution in “Other capital contributions.”